Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

July 31, 2021

AGLO-QTLY-0921
1.804860.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Australia - 0.8%
Lynas Rare Earths Ltd. (a)	185,407	$998,687
Brazil - 0.2%
YDUQS Participacoes SA	43,400	235,489
Canada - 1.9%
Canadian Natural Resources Ltd.	35,300	1,165,606
Wheaton Precious Metals Corp.	23,700	1,093,755

TOTAL CANADA		2,259,361

Cayman Islands - 2.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,000	1,171,140
Tencent Holdings Ltd.	19,600	1,182,040

TOTAL CAYMAN ISLANDS		2,353,180

Curacao - 1.0%
Schlumberger Ltd.	39,400	1,135,902
Denmark - 1.6%
DSV Panalpina A/S	7,800	1,900,558
France - 6.2%
LVMH Moet Hennessy Louis Vuitton SE	3,800	3,042,536
Sartorius Stedim Biotech	4,147	2,367,697
SR Teleperformance SA	4,600	1,940,420

TOTAL FRANCE		7,350,653

Greece - 0.1%
Piraeus Financial Holdings SA (a)	36,700	63,126
Hong Kong - 1.2%
AIA Group Ltd.	122,400	1,464,610
India - 5.5%
Axis Bank Ltd. (a)	168,400	1,605,773
Kotak Mahindra Bank Ltd. (a)	93,544	2,082,181
Reliance Industries Ltd.	54,900	1,502,996
TCNS Clothing Co. Ltd. (a)(b)	161,500	1,271,476

TOTAL INDIA		6,462,426

Ireland - 2.0%
Accenture PLC Class A	7,500	2,382,600
Japan - 3.6%
Hitachi Ltd.	29,200	1,679,561
Hoya Corp.	9,300	1,305,925
Keyence Corp.	2,200	1,218,067

TOTAL JAPAN		4,203,553

Netherlands - 0.6%
NXP Semiconductors NV	3,300	681,087
Switzerland - 3.0%
Roche Holding AG (participation certificate)	5,070	1,958,603
Sika AG	4,450	1,567,583

TOTAL SWITZERLAND		3,526,186

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,500	2,157,840
United Kingdom - 5.9%
Discoverie Group PLC	122,875	1,776,281
London Stock Exchange Group PLC	2,300	239,824
S4 Capital PLC (a)	500,932	4,832,291
Starling Bank Ltd. Series D (a)(c)	65,300	117,484

TOTAL UNITED KINGDOM		6,965,880

United States of America - 56.3%
Adobe, Inc. (a)	3,300	2,051,379
Alphabet, Inc. Class A (a)	2,100	5,658,513
Amazon.com, Inc. (a)	1,675	5,573,713
American Express Co.	16,200	2,762,586
AMETEK, Inc.	20,300	2,822,715
Apple, Inc.	14,800	2,158,728
Booking Holdings, Inc. (a)	700	1,524,782
Cigna Corp.	8,300	1,904,767
Cintas Corp.	4,000	1,576,720
Darling Ingredients, Inc. (a)	15,900	1,098,213
Deckers Outdoor Corp. (a)	8,200	3,368,970
Envista Holdings Corp. (a)	15,626	673,168
Facebook, Inc. Class A (a)	13,100	4,667,530
Intercontinental Exchange, Inc.	13,300	1,593,739
Interpublic Group of Companies, Inc.	49,100	1,736,176
Intuit, Inc.	600	317,982
Lam Research Corp.	3,800	2,422,158
Marvell Technology, Inc.	11,400	689,814
MasterCard, Inc. Class A	8,200	3,164,708
Microsoft Corp.	21,800	6,211,037
NVIDIA Corp.	21,600	4,211,784
S&P Global, Inc.	5,300	2,272,216
Stryker Corp.	7,500	2,032,050
Tapestry, Inc. (a)	54,300	2,296,890
The Travelers Companies, Inc.	7,800	1,161,576
Wells Fargo & Co.	57,700	2,650,738

TOTAL UNITED STATES OF AMERICA		66,602,652

TOTAL COMMON STOCKS
(Cost $75,102,634)		110,743,790

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Wasabi Holdings, Inc. Series C (c)(d)	50,623	549,999
Nonconvertible Preferred Stocks - 1.7%
Korea (South) - 1.7%
Samsung Electronics Co. Ltd.	32,900	2,057,748
TOTAL PREFERRED STOCKS
(Cost $1,753,828)		2,607,747

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.06% (e)
(Cost $4,767,912)	4,766,959	4,767,912
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $81,624,374)		118,119,449
NET OTHER ASSETS (LIABILITIES) - 0.1%		153,231
NET ASSETS - 100%		$118,272,680

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,271,476 or 1.1% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $549,999 or 0.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	$549,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,198
Fidelity Securities Lending Cash Central Fund	256
Total	$1,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$2,967,060	$33,362,106	$31,561,254	$--	$--	$4,767,912	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	226,436	3,785,883	4,012,319	--	--	--	0.0%
Total	$3,193,496	$37,147,989	$35,573,573	$--	$--	$4,767,912

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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